Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [abstract]
Schedule of share capital

Data	Class A	Class B	Total
2021	228,521,790	37,718,654	266,240,444
2022	284,765,936	117,037,105	401,803,041

Schedule of dividends and interest on equity

Dividends/Interest on equity declared by the Company and subsidiaries	2022	2021	2020
Inter & Co	—	9,307	—
Banco Inter	38,056	10,373	39,949
Inter Digital (*)	25,812	—	—
Inter Food (*)	12,030	—	—
Total	75,898	19,680	39,949

(*)    Amount paid to non-controlling interest. The amounts paid to controllers are eliminated in the consolidation process.

Schedule of earnings per share
Basic and diluted loss per share is shown as follows:

	2022	2021	2020
Profit (loss) attributable to Owners of the company (In thousands of Reais)	(11,090)	(36,348)	9,648
Average number of shares	401,159,541	2,540,716,879	2,233,956,090
Diluted earnings (loss) per share (R$)	(0.0276)	(0.0143)	0.0043
Basic earnings (loss) per share (R$)	(0.0276)	(0.0143)	0.0043